Business Combinations - Schedule of Provisional Fair Values of Identifiable Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands		Mar. 29, 2026	Dec. 28, 2025	Dec. 29, 2024
Cobalt Power Systems, Inc. [Member]
Net assets acquired:
Consideration transferred		$ 9,664
Cobalt Power Systems, Inc. [Member] | Customer relationships [Member]
Net assets acquired:
Total		18 years
Cobalt Power Systems, Inc. [Member] | Trade name [Member]
Net assets acquired:
Total		10 years
Cobalt Power Systems, Inc. [Member] | Building lease intangible asset – favorable lease [Member]
Net assets acquired:
Total		6 years
Sunder Energy LLC [Member]
Net assets acquired:
Cash and cash equivalents		$ 1,350
Accounts receivable		1,368
Prepaid expenses and other current assets		797
Property and equipment, net		2,230
Intangible assets		4,300
Operating lease right-of-use assets		2,563
Accounts payable		(2,806)
Accrued expenses and other current liabilities		(2,917)
Contract liabilities		(1,675)
Fair value of net assets acquired		2,564
Fair value of common stock issued		16,493
Fair value of Deferred Ambia Consideration Shares (Accrued expenses and other current liabilities)		16,879
Consideration transferred		33,372	$ 57,789	$ 33,372
Goodwill recognized		30,808
Total		37,500
Net assets acquired:
Contract assets - unbilled receivables		1,143
Operating lease liabilities, noncurrent		(2,702)
Finance lease liabilities		(1,269)
Net assets acquired:
Other noncurrent assets		182
Sunder Energy LLC [Member] | Customer relationships [Member]
Net assets acquired:
Total		30,600
Sunder Energy LLC [Member] | Trademarks - Ambia [Member]
Net assets acquired:
Total		6,100
Sunder Energy LLC [Member] | Developed technology - Sunder [Member]
Net assets acquired:
Total		800
Provisional Fair Values [Member] | Cobalt Power Systems, Inc. [Member]
Net assets acquired:
Cash and cash equivalents		553
Accounts receivable		3,642
Inventories		1,739
Prepaid expenses and other current assets		30
Property and equipment, net		485
Intangible assets		3,871
Operating lease right-of-use assets		1,277
Accounts payable		(3,864)
Accrued expenses and other current liabilities		(1,002)
Short-term debt with third parties		(2,706)
Other long-term liabilities		(1,099)
Contract liabilities		(5,238)
Deferred tax liability		(1,001)
Fair value of net assets acquired		(3,313)
Fair value of common stock issued		3,333
Fair value of Deferred Ambia Consideration Shares (Accrued expenses and other current liabilities)		6,331
Consideration transferred		9,664
Goodwill recognized		12,977
Total		3,871
Provisional Fair Values [Member] | Cobalt Power Systems, Inc. [Member] | Customer relationships [Member]
Net assets acquired:
Total		1,100
Provisional Fair Values [Member] | Cobalt Power Systems, Inc. [Member] | Trade name [Member]
Net assets acquired:
Total		2,000
Provisional Fair Values [Member] | Cobalt Power Systems, Inc. [Member] | Building lease intangible asset – favorable lease [Member]
Net assets acquired:
Total		771
Provisional Fair Values [Member] | Sunder Energy LLC [Member]
Net assets acquired:
Accounts receivable		797
Prepaid expenses and other current assets		3,039
Property and equipment, net		241
Intangible assets		37,500
Operating lease right-of-use assets		313
Accounts payable		(203)
Accrued expenses and other current liabilities		(3,850)
Contract liabilities		(11,673)
Fair value of net assets acquired		25,967
Consideration transferred		57,789
Goodwill recognized		31,822
Net assets acquired:
Other noncurrent assets		135
Operating lease liabilities		$ (332)
Provisional Fair Values [Member] | Sunder Energy LLC [Member] | Customer relationships [Member]
Net assets acquired:
Total	[1]	1 year
Provisional Fair Values [Member] | Sunder Energy LLC [Member] | Trademarks - Ambia [Member]
Net assets acquired:
Total		1 year
Measurement Period Adjustments [Member] | Sunder Energy LLC [Member]
Net assets acquired:
Total		$ 4,300
Measurement Period Adjustments [Member] | Sunder Energy LLC [Member] | Customer relationships [Member]
Net assets acquired:
Total		$ 3,400
Total		10 years
Measurement Period Adjustments [Member] | Sunder Energy LLC [Member] | Trademarks - Ambia [Member]
Net assets acquired:
Total		$ 900
Total		10 years
Measurement Period Adjustments [Member] | Sunder Energy LLC [Member] | Developed technology - Sunder [Member]
Net assets acquired:
Total		2 years

[1]	Useful life is based upon customer consumption, expected to occur within one year.